Employee future benefits (Tables)	9 Months Ended
Sep. 30, 2021
Disclosure of Net Defined Benefit Liability (Asset)

	Nine months ended September 30, 2021			Year ended December 31, 2020
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	15,341	94	15,435	13,788
Current service cost	46	3	49	54
Interest cost	67	—	67	163
Actuarial (gain) loss arising from changes in financial assumptions	(133)	—	(133)	651
Benefits paid	(342)	(2)	(344)	(532)
Impact of foreign exchange rate changes	(854)	(5)	(859)	1,311
Balances – End of the period	14,125	90	14,215	15,435
Amounts recognized:
In net loss	113	3	116	(218)
In other comprehensive loss	(987)	(5)	(992)	(1,961)